PREPAID EXPENSES AND OTHER RECEIVABLES	12 Months Ended
Dec. 31, 2017
PREPAID EXPENSES AND OTHER RECEIVABLES
PREPAID EXPENSES AND OTHER RECEIVABLES

NOTE 7 - PREPAID EXPENSES AND OTHER RECEIVABLES:

	December 31
	2017	2016
	U.S. dollars in thousands
Advance to suppliers	2,426	1,049
Discount from service provider	537	230
Prepaid expenses	130	120
Government institutions	197	163
	3,290	1,562

The fair value of other receivables, which constitute of financial assets, approximates their carrying amount.